                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Fort Washington Investment Advisors, Inc.
         -----------------------------------------
Address: 420 East Fourth Street
         -----------------------------------------
         Cincinnati, OH 45202
         -----------------------------------------

Form 13F File Number: 28-5330
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
          -------------------------

Title:    President
          -------------------------

Phone:    (513) 361-7610
          -------------------------

Signature, Place, and Date of Signing:

/s/ William F. Ledwin          Cincinnati, Oh        11-13-2000
--------------------           ---------------      ------------
[Signature]                     [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-

                                13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   55,767,207

Form 13F Information Table Value Total:   2,168,475,675

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

     No.            Form 13F File Number              Name

     _______        28-______________                 ___________________

     [Repeat as necessary.]

FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

9/30/2000



                                                                                  Item 4:             Item 5:
                                         Item 2:                Item 3:           Fair              Shares or
                    Item 1:              Title of                CUSIP            Market             Principal
                Name of Issuer             Class                 Number            Value               Amount
------------------------------------------------------------------------------------------------------------------
Global Crossing LTD                         com                G3921A100          4,834,372            155,948
RSL Communications Ltd.                    Cl A                G7702U102            103,600             51,800
Transocean Sedco Forex Inc                  ord                G90078109         12,259,065            209,112
Check Point Software Tech                   ord                M22465104            630,000              4,000
Aflac Inc.                                  com                001055102          2,293,694             35,804
AES Corp                                    com                00130H105         12,318,012            179,825
A T & T Corp                                com                001957109          1,012,689             34,475
AT&T Corp-Liberty Media                com Lib Grp A           001957208          9,199,008            511,054
AXA Financial Inc.                          com                002451102         13,530,019            265,620
Abbott Labs, Inc.                           com                002824100         28,538,261            600,016
Agilent Technologies                        com                00846U101          3,837,105             78,409
Albertson's Inc.                            com                013104104          8,377,467            398,933
Alcoa Inc                                   com                013817101            283,500             11,200
Alliant Energy Corp.                        com                018802108         13,769,531            468,750
Alltel Corp                                 com                020039103         18,399,538            352,566
America Online                              com                02364J104          1,018,831             18,955
American Express                            com                025816109          1,389,049             22,865
AmericanHome Products                       com                026609107          1,558,297             27,550
American Intl. Group                        com                026874107         16,499,826            172,438
Amgen Inc                                   com                031162100          7,700,226            110,274
Anheuser Busch Cos. Inc.                    com                035229103            440,050             10,400
Apache Corp.                                com                037411105            269,019              4,550
Applied Materials, Inc.                     com                038222105          5,650,702             95,270
Applied Micro Circuits Corp.                com                03822W109          1,097,431              5,300
Avanex                                      com                05348W109            344,600              3,200
B P Amoco P L C                        Sponsored ADR           055622104            260,654              4,918
Bank of America Corp.                       com                060505104            232,021              4,430
Bank of New York Inc.                       com                064057102          6,773,807            120,826
Bank of New York Inc.                       com                064057102         95,978,103          1,711,984
Banc One Corp.                              com                06423A103            928,468             24,038
Bank of Rhode Island                        com                064576101          1,998,562            153,000
Baxter International                        com                071813109         25,989,743            325,635
Bear Stearns Cos. Inc.                      com                073902108            362,250              5,750
Bellsouth Corp.                             com                079860102          2,875,098             71,431
Bristol Myers Squibb                        com                110122108          1,111,652             19,460
Broadcom Corp                            CL A com              111320107          1,109,062              4,550
Broadwing                                   com                111620100         16,083,541            629,184
Broadwing                                   com                111620100         37,671,814          1,473,714
Brocade Commun. Sys.                        com                111621108            826,000              3,500
Column Totals:                                                                  357,554,667          8,380,734

                                                        Item 6:
                                                 Investment Discretion
                                       -------------------------------------------
                                                       (b) Shared            (c)                 Item 7:
                    Item 1:            (a)             as Defined           Shared              Managers
                Name of Issuer         sole            in Instr. V.         Other             See Instr. V.
-----------------------------------------------------------------------------------------------------------------
Global Crossing LTD                     X
RSL Communications Ltd.                 X
Transocean Sedco Forex Inc              X
Check Point Software Tech               X
Aflac Inc.                              X
AES Corp                                X
A T & T Corp                            X
AT&T Corp-Liberty Media                 X
AXA Financial Inc.                      X
Abbott Labs, Inc.                       X
Agilent Technologies                    X
Albertson's Inc.                        X
Alcoa Inc                               X
Alliant Energy Corp.                    X
Alltel Corp                             X
America Online                          X
American Express                        X
AmericanHome Products                   X
American Intl. Group                    X
Amgen Inc                               X
Anheuser Busch Cos. Inc.                X
Apache Corp.                            X
Applied Materials, Inc.                 X
Applied Micro Circuits Corp.            X
Avanex                                  X
B P Amoco P L C                         X
Bank of America Corp.                   X
Bank of New York Inc.                   X
Bank of New York Inc.                                       X                                      1
Banc One Corp.                          X
Bank of Rhode Island                    X
Baxter International                    X
Bear Stearns Cos. Inc.                  X
Bellsouth Corp.                         X
Bristol Myers Squibb                    X
Broadcom Corp                           X
Broadwing                               X
Broadwing                                                   X                                      1
Brocade Commun. Sys.                    X
Column Totals:


                                                                 Item 8:
                                                            Voting Authority
                                                                   Shares
                                             ------------------------------------------
                    Item 1:                                     (b)              (c)
                Name of Issuer               (a) Sole          Shared            None
---------------------------------------------------------------------------------------
Global Crossing LTD                          155,948
RSL Communications Ltd.                       51,800
Transocean Sedco Forex Inc                   209,112
Check Point Software Tech                      4,000
Aflac Inc.                                    35,804
AES Corp                                     179,825
A T & T Corp                                  34,475
AT&T Corp-Liberty Media                      511,054
AXA Financial Inc.                           265,620
Abbott Labs, Inc.                            600,016
Agilent Technologies                          78,409
Albertson's Inc.                             398,933
Alcoa Inc                                     11,200
Alliant Energy Corp.                         468,750
Alltel Corp                                  352,566
America Online                                18,955
American Express                              22,865
AmericanHome Products                         27,550
American Intl. Group                         172,438
Amgen Inc                                    110,274
Anheuser Busch Cos. Inc.                      10,400
Apache Corp.                                   4,550
Applied Materials, Inc.                       95,270
Applied Micro Circuits Corp.                   5,300
Avanex                                         3,200
B P Amoco P L C                                4,918
Bank of America Corp.                          4,430
Bank of New York Inc.                        120,826
Bank of New York Inc.                                         1,711,984
Banc One Corp.                                24,038
Bank of Rhode Island                         153,000
Baxter International                         325,635
Bear Stearns Cos. Inc.                         5,750
Bellsouth Corp.                               71,431
Bristol Myers Squibb                          19,460
Broadcom Corp                                  4,550
Broadwing                                    629,184
Broadwing                                                     1,473,714
Brocade Commun. Sys.                           3,500
Column Totals:                             5,195,036          3,185,698              0


FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

9/30/2000

                                                                                  Item 4:             Item 5:
                                          Item 2:                Item 3:           Fair              Shares or
                    Item 1:              Title of                CUSIP            Market             Principal
                Name of Issuer             Class                 Number            Value               Amount
---------------------------------------------------------------------------------------------------------------------

CMGI Inc                                    com                125750109          1,265,568             45,300
CMS Energy Corp.                            com                125896100         19,633,397            728,850
Cardinal Health                             com                14149Y108         17,686,003            200,550
Centennial Comms. Co.                    CL A New              15133V208            660,000             30,000
Ceridian Corporation                        com                15677T106         25,866,469            921,745
Charter Communications                   CL A com              16117M107          7,796,374            319,852
Chase Manhattan New                         com                16161A108         11,626,872            251,732
Checkfree Holdings Corp                     com                162816102          1,466,172             35,000
Chevron Corp.                               com                166751107            615,163              7,216
Cincinnati Financial                  sr cv db 5.5%02          172062AB7          8,121,750          3,400,000
Cincinnati Financial                        com                172062101          1,872,767             52,764
Cincinnati Financial                        com                172062101        122,855,595          3,460,721
Cinergy Corporation                         com                172474108         11,464,421            346,750
Cintas Corporation                          com                172908105            144,409              3,315
Cintas Corporation                          com                172908105         71,492,597          1,641,150
Cisco Systems Inc.                          com                17275R102         15,802,604            286,020
Citadel Communications Corp                 com                172853202          1,013,642             59,626
Citigroup                                   com                172967101         45,479,855            841,249
Coastal Corp.                               com                190441105          1,186,000             16,000
Coca Cola Co.                               com                191216100            540,997              9,814
Compaq Computer Corp.                       com                204493100            409,563             14,850
Computer Assoc. Intl                        com                204912109          8,393,407            333,237
Compuware Corp.                             com                205638109          3,927,247            468,925
Conagra Inc.                                com                205887102            451,406             22,500
Conoco, Inc. - CL A                        CL A                208251306         21,734,041            831,925
Consellation Energy Group                   com                210371100          3,333,250             67,000
Convergys Corporation                       com                212485106            286,703              7,375
Convergys Corporation                       com                212485106         57,290,632          1,473,714
Corning Inc.                                com                219350105          8,709,525             29,325
Countrywide Credit Ind. Inc.                com                222372104            815,060             21,591
DPL Inc                                     com                233293109          2,224,824             74,784
Digex, Inc. - Class A                       com                253756100            281,250              6,000
Walt Disney Productions                 com Disney             254687106          1,904,773             49,798
Dominion Resources Inc/VA                   com                25746U109          5,306,912             91,400
Du Pont de Nemours Co.                      com                263534109         11,954,258            288,489
Duke Energy                                 com                264399106          3,502,887             40,850
E M C Corp.                                 com                268648102         15,472,420            156,090
El Paso Energy Corp.                        com                283905107            616,250             10,000
Elan Corp. PLC                              ADR                284131208          8,615,241            157,356
Emerson Electric Co.                        com                291011104         17,001,585            253,754
Column Totals:                                                                  538,821,889         17,056,617



                                                            Item 6:
                                                     Investment Discretion
                                           -------------------------------------------
                                                           (b) Shared            (c)                 Item 7:
                    Item 1:                (a)             as Defined           Shared              Managers
                Name of Issuer             sole            in Instr. V.         Other             See Instr. V.
------------------------------------------------------------------------------------------------------------------

CMGI Inc                                    X
CMS Energy Corp.                            X
Cardinal Health                             X
Centennial Comms. Co.                       X
Ceridian Corporation                        X
Charter Communications                      X
Chase Manhattan New                         X
Checkfree Holdings Corp                                         X                                      1
Chevron Corp.                               X
Cincinnati Financial                        X
Cincinnati Financial                        X
Cincinnati Financial                                            X                                      1
Cinergy Corporation                         X
Cintas Corporation                          X
Cintas Corporation                                              X                                      1
Cisco Systems Inc.                          X
Citadel Communications Corp                 X
Citigroup                                   X
Coastal Corp.                               X
Coca Cola Co.                               X
Compaq Computer Corp.                       X
Computer Assoc. Intl                        X
Compuware Corp.                             X
Conagra Inc.                                X
Conoco, Inc. - CL A                         X
Consellation Energy Group                   X
Convergys Corporation                       X
Convergys Corporation                                           X                                      1
Corning Inc.                                X
Countrywide Credit Ind. Inc.                X
DPL Inc                                     X
Digex, Inc. - Class A                       X
Walt Disney Productions                     X
Dominion Resources Inc/VA                   X
Du Pont de Nemours Co.                      X
Duke Energy                                 X
E M C Corp.                                 X
El Paso Energy Corp.                        X
Elan Corp. PLC                              X
Emerson Electric Co.                        X
Column Totals:
                                                                 Item 8:
                                                            Voting Authority
                                                                   Shares
                                             ------------------------------------------
                    Item 1:                                     (b)              (c)
                Name of Issuer               (a) Sole          Shared            None
---------------------------------------------------------------------------------------

CMGI Inc                                      45,300
CMS Energy Corp.                             728,850
Cardinal Health                              200,550
Centennial Comms. Co.                         30,000
Ceridian Corporation                         921,745
Charter Communications                       319,852
Chase Manhattan New                          251,732
Checkfree Holdings Corp                                          35,000
Chevron Corp.                                  7,216
Cincinnati Financial                       3,400,000
Cincinnati Financial                          52,764
Cincinnati Financial                                          3,460,721
Cinergy Corporation                          346,750
Cintas Corporation                             3,315
Cintas Corporation                                            1,641,150
Cisco Systems Inc.                           286,020
Citadel Communications Corp                   59,626
Citigroup                                    841,249
Coastal Corp.                                 16,000
Coca Cola Co.                                  9,814
Compaq Computer Corp.                         14,850
Computer Assoc. Intl                         333,237
Compuware Corp.                              468,925
Conagra Inc.                                  22,500
Conoco, Inc. - CL A                          831,925
Consellation Energy Group                     67,000
Convergys Corporation                          7,375
Convergys Corporation                                         1,473,714
Corning Inc.                                  29,325
Countrywide Credit Ind. Inc.                  21,591
DPL Inc                                       74,784
Digex, Inc. - Class A                          6,000
Walt Disney Productions                       49,798
Dominion Resources Inc/VA                     91,400
Du Pont de Nemours Co.                       288,489
Duke Energy                                   40,850
E M C Corp.                                  156,090
El Paso Energy Corp.                          10,000
Elan Corp. PLC                               157,356
Emerson Electric Co.                         253,754
Column Totals:                            10,446,032          6,610,585              0


FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

9/30/2000




                                                                                  Item 4:             Item 5:
                                          Item 2:                Item 3:           Fair              Shares or
                    Item 1:              Title of                CUSIP            Market             Principal
                Name of Issuer             Class                 Number            Value               Amount
--------------------------------------------------------------------------------------------------------------------

Enron Corp.                                 com                293561106         13,758,001            157,010
Exxon Mobil Corporation                     com                30231G102         22,857,001            256,461
FPL Group Inc.                              com                302571104          1,315,000             20,000
Federal Home Loan Mtg.                      com                313400301          2,037,994             37,697
Fed National Mtg Assoc.                     com                313586109         35,481,875            496,249
Federated Dept Stores                       com                31410H101          7,254,651            277,691
Fifth Third Bancorp                         com                316773100          8,099,838            150,347
Fifth Third Bancorp                         com                316773100        179,899,237          3,339,197
First Data Corp.                            com                319963104          6,436,523            164,775
Firstar Corp. new                           com                33763V109          1,906,909             85,725
Firstar Corp. new                           com                33763V109         75,263,034          3,363,711
Ford Motor Co.                              com                345370100            389,236             15,377
Gannett Co.                                 com                364730101            286,200              5,400
Gap Inc. Del                                com                364760108            680,688             33,823
Gateway Inc.                                com                367626108         25,100,075            536,900
Genentech  Inc.                             com                368710406            464,219              2,500
General Electric Co.                        com                369604103         30,970,399            536,865
H J Heinz Inc.                              com                423074103            281,860              7,605
Hewlett Packard                             com                428236103         20,392,795            210,235
Home Depot, Inc.                            com                437076102         12,137,569            228,741
Honeywell International                     com                438516106         28,696,650            805,520
Idec Pharmaceuticals                        com                449370105            263,039              1,500
Immunix Corp.                               com                452528102            435,000             10,000
Indymac Mortgage Hldgs. Inc                 com                456607100          1,857,925             90,355
Infospace Inc.                              com                45678T102            284,441              9,403
Ingersoll-Rand Co.                          com                456866102         14,005,449            413,445
Inktomi Corp.                               com                457277101            359,100              3,150
Intel Corp.                                 com                458140100         32,986,785            793,667
Int'l. Bus. Mach.                           com                459200101         32,052,712            284,913
Interpublic Group Cos.                      com                460690100         18,595,400            545,920
JDS Uniphase Corporation                    com                46612J101            501,843              5,300
Johnson & Johnson                           com                478160104          9,316,251             99,175
Juniper Networks Inc.                       com                48203R104          6,858,217             31,325
Kansas City Power & Light                   com                485134100          1,547,875             58,000
Keycorp. New                                com                493267108          1,025,232             40,503
Kimberly Clark                              com                494368103         33,509,825            600,400
LSI Logic Corp.                             com                502161102          9,681,750            331,000
Lexmark International Grp                   com                529771107         17,540,062            467,736
Eli Lilly Co.                               com                532457108            791,861              9,761
Lowes Co. Inc.                              com                548661107            520,998             11,610
Column Totals:                                                                  655,843,519         14,538,992



                                                        Item 6:
                                                 Investment Discretion
                                       -------------------------------------------
                                                       (b) Shared            (c)                 Item 7:
                    Item 1:            (a)             as Defined           Shared              Managers
                Name of Issuer         sole            in Instr. V.         Other             See Instr. V.
-----------------------------------------------------------------------------------------------------------------

Enron Corp.                             X
Exxon Mobil Corporation                 X
FPL Group Inc.                          X
Federal Home Loan Mtg.                  X
Fed National Mtg Assoc.                 X
Federated Dept Stores                   X
Fifth Third Bancorp                     X
Fifth Third Bancorp                                         X                                      1
First Data Corp.                        X
Firstar Corp. new                       X
Firstar Corp. new                                           X                                      1
Ford Motor Co.                          X
Gannett Co.                             X
Gap Inc. Del                            X
Gateway Inc.                            X
Genentech  Inc.                         X
General Electric Co.                    X
H J Heinz Inc.                          X
Hewlett Packard                         X
Home Depot, Inc.                        X
Honeywell International                 X
Idec Pharmaceuticals                    X
Immunix Corp.                           X
Indymac Mortgage Hldgs. Inc             X
Infospace Inc.                          X
Ingersoll-Rand Co.                      X
Inktomi Corp.                           X
Intel Corp.                             X
Int'l. Bus. Mach.                       X
Interpublic Group Cos.                  X
JDS Uniphase Corporation                X
Johnson & Johnson                       X
Juniper Networks Inc.                   X
Kansas City Power & Light               X
Keycorp. New                            X
Kimberly Clark                          X
LSI Logic Corp.                         X
Lexmark International Grp               X
Eli Lilly Co.                           X
Lowes Co. Inc.                          X
Column Totals:

                                                            Item 8:
                                                       Voting Authority
                                                              Shares
                                        ------------------------------------------
                    Item 1:                                (b)              (c)
                Name of Issuer          (a) Sole          Shared            None
----------------------------------------------------------------------------------

Enron Corp.                             157,010
Exxon Mobil Corporation                 256,461
FPL Group Inc.                           20,000
Federal Home Loan Mtg.                   37,697
Fed National Mtg Assoc.                 496,249
Federated Dept Stores                   277,691
Fifth Third Bancorp                     150,347
Fifth Third Bancorp                                      3,339,197
First Data Corp.                        164,775
Firstar Corp. new                        85,725
Firstar Corp. new                                        3,363,711
Ford Motor Co.                           15,377
Gannett Co.                               5,400
Gap Inc. Del                             33,823
Gateway Inc.                            536,900
Genentech  Inc.                           2,500
General Electric Co.                    536,865
H J Heinz Inc.                            7,605
Hewlett Packard                         210,235
Home Depot, Inc.                        228,741
Honeywell International                 805,520
Idec Pharmaceuticals                      1,500
Immunix Corp.                            10,000
Indymac Mortgage Hldgs. Inc              90,355
Infospace Inc.                            9,403
Ingersoll-Rand Co.                      413,445
Inktomi Corp.                             3,150
Intel Corp.                             793,667
Int'l. Bus. Mach.                       284,913
Interpublic Group Cos.                  545,920
JDS Uniphase Corporation                  5,300
Johnson & Johnson                        99,175
Juniper Networks Inc.                    31,325
Kansas City Power & Light                58,000
Keycorp. New                             40,503
Kimberly Clark                          600,400
LSI Logic Corp.                         331,000
Lexmark International Grp               467,736
Eli Lilly Co.                             9,761
Lowes Co. Inc.                           11,610
Column Totals:                        7,836,084          6,702,908              0

FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

9/30/2000

                                                                                  Item 4:             Item 5:
                                          Item 2:                Item 3:           Fair              Shares or
                    Item 1:              Title of                CUSIP            Market             Principal
                Name of Issuer             Class                 Number            Value               Amount
--------------------------------------------------------------------------------------------------------------------


Lucent Technologies Inc.                    com                549463107          2,410,923             78,885
Luxottica Grp SPA                      sponsored adr           55068R202            477,300             29,600
Lycos Inc.                                  com                550818108            396,640              5,768
MGIC Investment Corp.                       com                552848103         21,100,350            345,200
Magna International                        cl a                559222401         17,915,015            414,220
Manor Care Inc. new                         com                564055101          2,606,870            166,175
Masco Corp                                  com                574599106         18,964,906          1,018,250
McCormick & Co.                         com non vtg            579780206         13,811,437            464,250
McDonalds Corporation                       com                580135101          1,983,922             65,720
McLeod USA Inc                           CL A com              582266102            500,937             35,000
Mead Corporation                            com                582834107         15,050,578            643,875
Medimmune Inc.                              com                584699102            540,750              7,000
Medtronic, Inc.                             com                585055106         12,981,622            250,550
Mellon Financial Corp                       com                58551A108            528,675             11,400
Merck & Co., Inc.                           com                589331107         21,051,520            282,808
Metromedia Fiber Network-A                  com                591689104            389,000             16,000
Microsoft Corp.                             com                594918104          2,455,925             40,720
Motorola Inc                                com                620076109          1,131,554             40,055
Nextel Communications                      CL A                65332V103            233,750              5,000
Nextlink Communications-A                  CL A                65333H707            527,812             15,000
Nokia Corp.                            sponsored adr           654902204          7,970,462            200,200
North Fork Bancorp                          com                659424105         15,739,540            727,840
Nortel Networks Corp.                       com                656569100         30,612,266            513,952
Northern Trust                              com                665859104         10,782,759            121,325
Office Depot                                com                676220106         10,229,492          1,309,375
Ohio Casualty                               com                677240103          1,835,247            289,300
Ominicom Group                              com                681919106          8,761,617            120,125
Oracle Systems Corp.                        com                68389X105         15,530,288            197,210
PMC-Sierra Inc.                             com                69344F106          3,842,212             17,850
PepsiCo, Inc.                               com                713448108         22,834,952            496,413
Pfizer Inc.                                 com                717081103         20,554,907            457,411
Philip Morris Cos. Inc.                     com                718154107            388,575             13,200
Column Totals:                                                                  284,141,803          8,399,677



                                                           Item 6:
                                                    Investment Discretion
                                          -------------------------------------------
                                                          (b) Shared            (c)                 Item 7:
                    Item 1:               (a)             as Defined           Shared              Managers
                Name of Issuer            sole            in Instr. V.         Other             See Instr. V.
----------------------------------------------------------------------------------------------------------------------


Lucent Technologies Inc.                   X
Luxottica Grp SPA                          X
Lycos Inc.                                 X
MGIC Investment Corp.                      X
Magna International                        X
Manor Care Inc. new                        X
Masco Corp                                 X
McCormick & Co.                            X
McDonalds Corporation                      X
McLeod USA Inc                             X
Mead Corporation                           X
Medimmune Inc.                             X
Medtronic, Inc.                            X
Mellon Financial Corp                      X
Merck & Co., Inc.                          X
Metromedia Fiber Network-A                 X
Microsoft Corp.                            X
Motorola Inc                               X
Nextel Communications                      X
Nextlink Communications-A                  X
Nokia Corp.                                X
North Fork Bancorp                         X
Nortel Networks Corp.                      X
Northern Trust                             X
Office Depot                               X
Ohio Casualty                                                  X                                      1
Ominicom Group                             X
Oracle Systems Corp.                       X
PMC-Sierra Inc.                            X
PepsiCo, Inc.                              X
Pfizer Inc.                                X
Philip Morris Cos. Inc.                    X
Column Totals:



                                                              Item 8:
                                                         Voting Authority
                                                                Shares
                                          ------------------------------------------
                    Item 1:                                  (b)              (c)
                Name of Issuer            (a) Sole          Shared            None
------------------------------------------------------------------------------------


Lucent Technologies Inc.                   78,885
Luxottica Grp SPA                          29,600
Lycos Inc.                                  5,768
MGIC Investment Corp.                     345,200
Magna International                       414,220
Manor Care Inc. new                       166,175
Masco Corp                              1,018,250
McCormick & Co.                           464,250
McDonalds Corporation                      65,720
McLeod USA Inc                             35,000
Mead Corporation                          643,875
Medimmune Inc.                              7,000
Medtronic, Inc.                           250,550
Mellon Financial Corp                      11,400
Merck & Co., Inc.                         282,808
Metromedia Fiber Network-A                 16,000
Microsoft Corp.                            40,720
Motorola Inc                               40,055
Nextel Communications                       5,000
Nextlink Communications-A                  15,000
Nokia Corp.                               200,200
North Fork Bancorp                        727,840
Nortel Networks Corp.                     513,952
Northern Trust                            121,325
Office Depot                            1,309,375
Ohio Casualty                                                289,300
Ominicom Group                            120,125
Oracle Systems Corp.                      197,210
PMC-Sierra Inc.                            17,850
PepsiCo, Inc.                             496,413
Pfizer Inc.                               457,411
Philip Morris Cos. Inc.                    13,200
Column Totals:                          8,110,377            289,300              0

FORM 13F   Name of Reporting Manager: Fort Washington Investment Advisors, Inc.

9/30/2000

                                                                                  Item 4:             Item 5:
                                          Item 2:                Item 3:           Fair              Shares or
                    Item 1:              Title of                CUSIP            Market             Principal
                Name of Issuer             Class                 Number            Value               Amount
------------------------------------------------------------------------------------------------------------------


Pinnacle Holdings                           com                72346N101          1,756,824             65,984
Pitney Bowes Inc.                           com                724479100            283,950              7,200
Procter & Gamble                            com                742718109          4,702,663             70,189
Procter & Gamble                            com                742718109         79,517,878          1,186,834
Professional Bancorp Inc.                   com                743112104            910,218            122,383
Provident Financial Group                   com                743866105            413,336             14,071
Qwest Communications                        com                749121109            469,954              9,778
Ralston-Purina Group                  com Ral-Pur Grp          751277302         10,664,112            450,200
SBC Communications                          com                78387G103         23,041,750            460,835
SDL Inc.                                    com                784076101            201,053                650
Sara Lee Corp.                              com                803111103            359,531             17,700
Schering Plough Corp.                       com                806605101         16,085,512            345,925
Schlumberger Ltd.                           com                806857108         22,368,998            271,757
Shell Trans & Trading PLC            New York Shs New          822703609            234,900              4,800
Southern Co.                                com                842587107          1,829,474             56,400
Sprint Corp.                            com Fon Grp            852061100            697,491             23,795
Sprint Corp. -PCS Group                PCS com Ser 1           852061506          2,490,033             71,017
Stifel Financial                            com                860630102         13,639,985          1,019,812
Sun MicroSystems                            com                866810104         32,374,074            277,295
Texas Instruments Inc.                      com                882508104          4,515,845             95,700
Tosco Corp.                               com new              891490302         16,704,025            535,600
Tyco International                          com                902124106          5,112,281             98,550
USA Education Inc.                          com                90390U102         30,551,453            634,013
UnionBancorp, Inc.                          com                908908106            357,975             33,300
Univision Communications                   CL A                914906102          8,316,124            222,505
U S Freightways                             com                916906100          5,446,134            240,050
Vectren Corporation                         com                92240G101            203,105              9,999
Veritas Software                            com                923436109          7,998,150             56,325
Verizon Communications                      com                92343V104         14,154,842            292,231
Vodafone Airtouch PLC                       com                92857T107            541,495             14,635
Wachovia Corp.                              com                929771103            448,908              7,919
Wal-Mart Stores Inc                         com                931142103         10,846,412            225,380
Wells Fargo & Co new                        com                949746101          1,465,406             31,900
Williams Companies Inc                      com                969457100          5,493,133            130,015
Worldcom Inc.New                            com                98157D106          7,789,273            256,440
Worldpages.Com Inc.                         com                981922107            127,500             30,000
Column Totals:                                                                  332,113,797          7,391,187

Grand Total:                                                                  2,168,475,675         55,767,207


                                                         Item 6:
                                                  Investment Discretion
                                        -------------------------------------------
                                                        (b) Shared            (c)                 Item 7:
                    Item 1:             (a)             as Defined           Shared              Managers
                Name of Issuer          sole            in Instr. V.         Other             See Instr. V.
--------------------------------------------------------------------------------------------------------------------


Pinnacle Holdings                        X
Pitney Bowes Inc.                        X
Procter & Gamble                         X
Procter & Gamble                                             X                                      1
Professional Bancorp Inc.                X
Provident Financial Group                X
Qwest Communications                     X
Ralston-Purina Group                     X
SBC Communications                       X
SDL Inc.                                 X
Sara Lee Corp.                           X
Schering Plough Corp.                    X
Schlumberger Ltd.                        X
Shell Trans & Trading PLC                X
Southern Co.                             X
Sprint Corp.                             X
Sprint Corp. -PCS Group                  X
Stifel Financial                                             X                                      1
Sun MicroSystems                         X
Texas Instruments Inc.                   X
Tosco Corp.                              X
Tyco International                       X
USA Education Inc.                       X
UnionBancorp, Inc.                       X
Univision Communications                 X
U S Freightways                          X
Vectren Corporation                      X
Veritas Software                         X
Verizon Communications                   X
Vodafone Airtouch PLC                    X
Wachovia Corp.                           X
Wal-Mart Stores Inc                      X
Wells Fargo & Co new                     X
Williams Companies Inc                   X
Worldcom Inc.New                         X
Worldpages.Com Inc.                      X
Column Totals:

Grand Total:


                                                               Item 8:
                                                          Voting Authority
                                                                 Shares
                                           ------------------------------------------
                    Item 1:                                   (b)              (c)
                Name of Issuer             (a) Sole          Shared            None
-------------------------------------------------------------------------------------


Pinnacle Holdings                           65,984
Pitney Bowes Inc.                            7,200
Procter & Gamble                            70,189
Procter & Gamble                                            1,186,834
Professional Bancorp Inc.                  122,383
Provident Financial Group                   14,071
Qwest Communications                         9,778
Ralston-Purina Group                       450,200
SBC Communications                         460,835
SDL Inc.                                       650
Sara Lee Corp.                              17,700
Schering Plough Corp.                      345,925
Schlumberger Ltd.                          271,757
Shell Trans & Trading PLC                    4,800
Southern Co.                                56,400
Sprint Corp.                                23,795
Sprint Corp. -PCS Group                     71,017
Stifel Financial                                            1,019,812
Sun MicroSystems                           277,295
Texas Instruments Inc.                      95,700
Tosco Corp.                                535,600
Tyco International                          98,550
USA Education Inc.                         634,013
UnionBancorp, Inc.                          33,300
Univision Communications                   222,505
U S Freightways                            240,050
Vectren Corporation                          9,999
Veritas Software                            56,325
Verizon Communications                     292,231
Vodafone Airtouch PLC                       14,635
Wachovia Corp.                               7,919
Wal-Mart Stores Inc                        225,380
Wells Fargo & Co new                        31,900
Williams Companies Inc                     130,015
Worldcom Inc.New                           256,440
Worldpages.Com Inc.                         30,000
Column Totals:                           5,184,541          2,206,646

Grand Total:                            36,772,070         18,995,137

